Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                 (202) 739-3000



August 4, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      Rydex Series Funds (File Nos. 333-59692 and 811-07584)
         Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Trust's Prospectuses and Statements of Additional Information, dated August 1, 2003, do not differ from that contained in the Trust's Post-Effective Amendment No. 51, which was filed with the Securities and Exchange Commission on July 31, 2003, accession number 0000935069-03-001011, via Edgar.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire